Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - Schedule of Shares Reserved for Issuance (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Shares reserved for issuance	11,437,462	43,012,193
Common stock options issued and outstanding
Class of Stock [Line Items]
Shares reserved for issuance	9,035,498	3,641,671
Redeemable convertible preferred stock on an as-converted into common stock basis
Class of Stock [Line Items]
Shares reserved for issuance	0	36,386,702
Shares reserved for issuance under stock option and incentive plan
Class of Stock [Line Items]
Shares reserved for issuance	459,417	474,374
Shares reserved for issuance under the employee stock purchase plan
Class of Stock [Line Items]
Shares reserved for issuance	895,607	0
Shares reserved for issuance under the inducement plan [Member]
Class of Stock [Line Items]
Shares reserved for issuance	1,046,940	0
Shares issuable under the participation right
Class of Stock [Line Items]
Shares reserved for issuance	0	2,509,446